Royalties, mining and income tax, and deferred tax - Receivables and payables (Details) - ZAR (R) R in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Mining and income tax
Tax receivable	R (1,245)	R (148)	R (355)
Tax, carbon tax and royalties payable	199	797	509
Non-current portion of tax, carbon tax and royalties payable	10	9	59
Current portion of tax, carbon tax and royalties payable	189	788	450
Net tax, carbon tax and royalties (receivable)/payable	(1,046)	649	154
Reconciliation of the net tax, carbon tax and royalties payable/(receivable) balance:
Balance at beginning of the year	649	154	(395)
Royalties, carbon tax and current tax	16,224	7,145	2,293
Royalties and tax paid	(17,894)	(6,525)	(1,819)
Royalties paid	(3,055)	(1,707)	(412)
Tax paid	(14,839)	(4,818)	(1,407)
Tax payable on acquisition of subsidiaries	0	0	69
Other	0	0	19
Foreign currency translation	(25)	(125)	(13)
Balance at end of the year	R (1,046)	R 649	R 154